Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2017
Significant Accounting Policies [Line Items]
Acquisition adjustments net				$ 196,000
Prepaid and other current assets			$ 40,000,000	$ 953,000
Corporate federal income tax rate			35.00%	35.00%	35.00%
Loss carry forwards limitations on use			80% of taxable income, with the ability to indefinitely carryforward unutilized NOLs to reduce future taxable income
Reductions in accumulated deferred income tax			$ 8,000,000
Non-cash construction advances - non-cash investing item			3,700,000	$ 6,500,000	$ 3,100,000
Accrued taxes			2,112,000	26,340,000	(8,405,000)
Goodwill impairment charges			0	0
Reduction in depreciation expense due to extension of estimates useful lives			10,000,000	4,000,000
Non-service costs			19,000,000	20,000,000
Accounts Payable [Member]
Significant Accounting Policies [Line Items]
Capital expenditures incurred but not paid			15,000,000
Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Corporate federal income tax rate		21.00%
Centuri Construction Group Inc [Member]
Significant Accounting Policies [Line Items]
Intangible assets			80,700,000	37,700,000
Accounting Standards Update 2016-09 [Member]
Significant Accounting Policies [Line Items]
Accrued taxes				27,400,000	23,200,000
Accounting Standards Update 2016-09 [Member] | Scenario, Previously Reported [Member]
Significant Accounting Policies [Line Items]
Accrued taxes				30,000,000	18,300,000
Gas Plant [Member]
Significant Accounting Policies [Line Items]
Non-service costs capitalized			$ 3,000,000	3,000,000
IntelliChoice Energy Llc [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage			65.00%
W.S. Nicholls Western Construction LTD [Member]
Significant Accounting Policies [Line Items]
Investment amount			$ 12,700,000	10,800,000
Dividends			0	500,000
Exposure to loss as a result of its investment			49,300,000
Earnings from equity method investment			$ 1,100,000
W.S. Nicholls Western Construction LTD [Member] | Centuri Construction Group Inc [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage			50.00%
Centuri Construction Group Inc [Member]
Significant Accounting Policies [Line Items]
Ownership percentage in subsidiary	96.60%		100.00%
Earnings from equity method investment			$ 1,052,000	69,000	$ 310,000
Intangible assets			$ 80,702,000	$ 37,669,000
Previous Owners [Member] | Link-Line and WS Nicholls [Member] | Centuri Construction Group Inc [Member]
Significant Accounting Policies [Line Items]
Percentage of earnings attribution by Centuri to previous owners						3.40%
Southwest Gas Corporation [Member]
Significant Accounting Policies [Line Items]
Number of operating segment			1
Corporate federal income tax rate			35.00%	35.00%	35.00%
Accrued taxes			$ 10,383,000	$ 19,391,000	$ (1,626,000)
Southwest Gas Corporation [Member] | Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Corporate federal income tax rate		21.00%
Pooled Funds and Mutual Funds [Member] | Level 2 - Significant Other Observable Inputs [Member]
Significant Accounting Policies [Line Items]
Money market fund investments			22,200,000	5,300,000
Gas Pipe Materials and Supplies [Member] | Prepaids and Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Gas pipe materials and operating supplies			33,000,000	$ 30,000,000
Foreign Jurisdiction [Member]
Significant Accounting Policies [Line Items]
Cumulative earnings			$ 13,000,000